Supplement Dated March 27, 2009

To Prospectuses Dated April 28, 2008 or Later

This supplement is intended for distribution with prospectuses dated April 28, 2008 or later for variable life insurance contracts issued by John Hancock Life Insurance Company (“JHLICO”), John Hancock Variable Life Insurance Company (“JHVLICO”), John Hancock Life Insurance Company (U.S.A.) (“JHUSA”) and John Hancock Life Insurance Company of New York (“JHNY”), as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life

Medallion Executive Variable Life II

Medallion Executive Variable Life III

Majestic Variable Universal Life

Majestic Variable Universal Life 98

Variable Master Plan Plus

Majestic Variable COLI

Variable Estate Protection

Majestic Variable Estate Protection

Majestic Variable Estate Protection 98

Variable Estate Protection Plus

Variable Estate Protection Edge

Performance Survivorship Variable Universal Life

Majestic Performance Survivorship Variable Universal Life

Performance Executive Variable Life

Medallion Variable Universal Life Plus

Medallion Variable Universal Life Edge

Medallion Variable Universal Life Edge II

VUL Accumulator

EPVUL

Accumulation VUL

VUL Protector

SPVL

Survivorship VUL

Protection Variable Universal Life

Majestic Performance VUL

Survivorship Variable Universal Life

Majestic Survivorship VULX

Majestic VULX

Corporate VUL

Majestic VCOLIX

Annual Premium Variable Life

Medallion Variable Life

eVariable Life

Flex V1

Flex V2

Change in our ratings

Effective February 24, 2009, Standard & Poor’s changed our rating from AAA to AA+

Effective February 27, 2009, Fitch Ratings changed our rating from AA+ to AA

Effective March 18, 2009, Moody’s changed our rating from AA to Aa3

If your policy was issued by JHLICO, JHVLICO or JHUSA, we amend and restate the ratings disclosure which appears under the heading entitled “Description of JHLICO,” “Description of JHVLICO,” or “Description of JHUSA” as follows:

A++ A.M. Best – Superior ability to meet ongoing obligations; highest of 15 ratings

AA Fitch – Very strong capacity to meet policy holder and contract obligations; 3rd highest of 21 ratings

AA+ Standard & Poor’s – Very strong financial security characteristics; 2nd highest of 21 ratings

Aa3 Moody’s – Excellent in financial strength; 4th highest of 21 ratings

If your policy was issued by JHNY, we amend and restate the ratings disclosure which appears under the heading entitled “Description of JHNY” as follows:

A++ A.M. Best – Superior ability to meet ongoing obligations; highest of 15 ratings

AA Fitch – Very strong capacity to meet policy holder and contract obligations; 3rd highest of 21 ratings

AA+ Standard & Poor’s – Very strong financial security characteristics; 2nd highest of 21 ratings

If you need additional information, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

You should read this supplement together with the prospectus for the contract you purchased, and retain both for future reference.